Fair value of financial instruments (Summary of Changes in Fair Value of Contingent Consideration) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Fair value as of December 31, 2019	$ (6,327)
Payment	4,000
Revaluation	(398)
Fair value as of December 31, 2020	$ (2,725)